FAIR VALUE MEASUREMENTS (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Sep. 17, 2019
Liabilities:
Warrant Liability	$ 37,616,668	$ 36,766,667	$ 18,525,000	$ 13,500,000	$ 10,991,667	$ 16,116,667	$ 17,966,667	$ 18,300,000
Measured on a recurring basis | Level 1
Assets:
Marketable securities held in Trust Account	276,947,475	276,943,339				276,261,596
Measured on a recurring basis | Level 1 | Public Warrants
Liabilities:
Warrant Liability	22,916,668	22,366,667				9,716,667
Measured on a recurring basis | Level 3 | Private Placement Warrants
Liabilities:
Warrant Liability	$ 14,700,000	$ 14,400,000				$ 6,400,000